Derivative instruments - Revenue from Foreign Exchange and Other Trading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign exchange	$ 577	$ 663	$ 638
Other trading revenue	77	69	30
Total foreign exchange and other trading revenue	$ 654	$ 732	$ 668